Retirement Benefits - Pension and Other Postretirement Benefit Plan Target Asset Allocations (Details)	Dec. 31, 2021	Dec. 31, 2020
Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target asset allocation percentage	100.00%	100.00%
Pension Plan, Defined Benefit [Member] | Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target asset allocation percentage	35.00%	34.00%
Pension Plan, Defined Benefit [Member] | Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target asset allocation percentage	41.00%	43.00%
Pension Plan, Defined Benefit [Member] | Alternative Investments [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target asset allocation percentage	24.00%	23.00%
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target asset allocation percentage	100.00%	100.00%
Other Postretirement Benefit Plan, Defined Benefit [Member] | Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target asset allocation percentage	44.00%	45.00%
Other Postretirement Benefit Plan, Defined Benefit [Member] | Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target asset allocation percentage	41.00%	39.00%
Other Postretirement Benefit Plan, Defined Benefit [Member] | Alternative Investments [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target asset allocation percentage	15.00%	16.00%